Reverse Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2024
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Reverse Repurchase Agreements - Non Trading	11. REVERSE REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2024	31 December 2023
	£m	£m
Agreements with banks	1,949	2,397
Agreements with customers	13,370	10,071
	15,319	12,468